Vessels (Details)	9 Months Ended		0 Months Ended			0 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 10, 2014 Aegean Flower USD ($)	Mar. 25, 2014 New Jersey USD ($)	Mar. 25, 2014 New Jersey EUR (€)	Mar. 28, 2014 Aegean X USD ($)	May 27, 2014 Aegean XI USD ($)	Aug. 05, 2014 Aegean XII USD ($)	Aug. 15, 2014 PT36 USD ($)	Aug. 15, 2014 PT36 CAD	Sep. 05, 2014 Leader USD ($)
Property Plant And Equipment [Line Items]
Aggregate sale price	$ 14,497,000	$ 8,090,000	$ 2,000,000			$ 1,700,000	$ 2,500,000	$ 1,000,000	$ 413,000	450,000	$ 7,602,000
Vessel impairment charge	4,062,000	0	4,062,000
Cash paid for vessel acquisition				7,587,000	5,500,000
Gain/ (Loss) on sale of vessels	(13,277,000)	(3,817,000)				493,000	658,000	(4,963,000)	230,000		(9,695,000)
Vessels net including drydocking costs							1,742,000
Vessel's carrying value						460,000	728,000	5,693,000	164,000		16,330,000
Unamortized dry-docking costs						$ 747,000	$ 1,014,000	$ 170,000	$ 5,000		$ 663,000
Vessel capacity in DWT			6,523	4,100	4,100		11,050	3,680	3,730	3,730	83,890